Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Commitments and contingencies
22.	Commitments and contingencies

As at December 31, 2022	Less than 1 year	1-3 years	3-5 years	5-10 years	10-15 years	More than 15 years	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Lease liabilities – existing	3,504	5,898	5,741	14,893	15,045	3,952	49,033
Lease liabilities – contingent	107	429	429	161	—	—	1,126
Manufacturing	9,337	1,597	—	—	—	—	10,934
Other	421	438	—	—	—	—	859
Intangible commitments	826	—	—	—	—	—	826
Capital commitments	1,058	—	—	—	—	—	1,058
Total contractual obligations	15,253	8,362	6,170	15,054	15,045	3,952	63,836

As at December 31, 2021	Less than 1 year	1-3 years	3-5 years	5-10 years	10-15 years	More than 15 years	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Lease liabilities – existing	2,947	5,407	4,959	12,533	13,172	4,742	43,760
Lease liabilities – contingent	57	840	225	—	—	—	1,122
Manufacturing	919	189	—	—	—	—	1,108
Capital commitments	75	—	—	—	—	—	75
Total contractual obligations	3,998	6,436	5,184	12,533	13,172	4,742	46,065

The Group’s manufacturing commitments expected to be incurred in less than one year increased to £9,337,000 in the year ended December 31, 2022, primarily as a result of the Group’s plans to increase expenditure in relation to its IMC-F106C (PRAME) and other early-stage programs in 2023.

The Group has contractual obligations for a leasehold property under which it is obligated to take on the lease should the property become vacant at specified dates in the future. The Group has assessed this contingent event as at December 31, 2022, and has classified the potential obligation as a contingent liability totaling £1,126,000 (2021: £1,122,000).